Equity Capital Structure, Issuance and Full Redemption of Series E Preferred shares (Details) - USD ($)		12 Months Ended
	Sep. 29, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 16, 2024
Non-controlling Interest [Abstract]
Dividends received from subsidiary		$ 0	$ 222,490	$ 0
Dividend distributions to noncontrolling shareholders		2,848,198	0	0
Changes in ownership of subsidiary without loss of control		299,907
Gain / (loss) on equity securities		16,871,867	(14,738,660)	5,136,649
Transactions with non-controlling interest, distribution amount		353,243	$ 0	0
MPC ECOBOX OPCO 1 Beteiligungs GmbH & Co. KG, Hamburg and MPC ECOBOX OPCO 2 Beteiligungs GmbH & Co. KG, Hamburg [Member]
Non-controlling Interest [Abstract]
Transactions with non-controlling interest, distribution amount		353,243
MPC Capital [Member]
Non-controlling Interest [Abstract]
Dividends declared		10,975,490
Dividends received from subsidiary		8,127,292
Dividend distributions to noncontrolling shareholders		$ 2,848,198
Percentage of ownership interest		73.96%	74.09%		74.09%
Gain / (loss) on equity securities		$ 0
Additional Paid-in Capital [Member]
Non-controlling Interest [Abstract]
Changes in ownership of subsidiary without loss of control		(49,597)
Additional Paid-in Capital [Member] | MPC Capital [Member]
Non-controlling Interest [Abstract]
Changes in ownership of subsidiary without loss of control		49,597
Non-controlling Interest [Member]
Non-controlling Interest [Abstract]
Changes in ownership of subsidiary without loss of control		349,504
Non-controlling Interest [Member] | MPC Capital [Member]
Non-controlling Interest [Abstract]
Changes in ownership of subsidiary without loss of control		349,504
Series E Preferred Stock [Member]
Mezzanine Equity [Abstract]
Gross proceeds from preferred shares		$ 60,000,000	$ 0	$ 0
Series E Preferred Stock [Member] | Related Party [Member] | Toro Corp [Member]
Mezzanine Equity [Abstract]
Preferred shares, shares issued (in shares)	60,000
Preferred shares, stated amount (in dollars per share)	$ 1,000
Gross proceeds from preferred shares	$ 60,000,000